SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS'
NOVEMBER 19, 1997 PROSPECTUS
Effective June 1, 1998, the following information replaces similar information found in the "FMR and Its Affiliates" section on page F-10.
George Vanderheiden is Vice President and manager of Destiny I, which he has managed since 1980. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.
   Beth Terrana is Vice President and manager of Destiny II, which she has managed since June 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.

SUPPLEMENT TO THE FIDELITY DESTINY PORTFOLIOS'
NOVEMBER 19, 1997 PROSPECTUS
Effective June 1, 1998, the following information replaces similar information found in the "FMR and Its Affiliates" section on page F-10.
George Vanderheiden is Vice President and manager of Destiny I, which he has managed since 1980. He also manages other Fidelity funds. Mr. Vanderheiden is a member of the Board of Directors for FMR Corp. He joined Fidelity in 1971.
   Beth Terrana is Vice President and manager of Destiny II, which she has managed since June 1998. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an analyst, portfolio assistant and manager.